Accounting Policies - Additional Information (Detail)	Feb. 27, 2026
Translation of amounts from Renminbi to the US Dollar [member]
Disclosure of Summary of Significant Accounting Policies [Line items]
Convenience translation exchange rate per US$1.00	6.9228